Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Jul. 21, 2015
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 740,833	¥ 848,973
Less - Portion due within one year	172,461	225,522
Total	568,372	623,451
Unsecured loans, due 2018 to 2024, with interest rates ranging from 0.01% to 5.10% per annum
Debt Instrument [Line Items]
Long-term debt including current portion		49,454
Unsecured loans, due 2019 to 2024, with interest rates ranging from 0.01 % to 7.89 % per annum
Debt Instrument [Line Items]
Long-term debt including current portion	57,321
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion		150,000
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion		16,300
Unsecured 0.05% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion	69,964	69,879
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion	50,000	50,000
Unsecured 0.23% bonds, due 2021
Debt Instrument [Line Items]
Long-term debt including current portion	89,819	89,744
Unsecured 0.11% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.28% bonds, due 2023
Debt Instrument [Line Items]
Long-term debt including current portion	15,000	15,000
Unsecured 0.22% bonds, due 2025
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.42% bonds, due 2026
Debt Instrument [Line Items]
Long-term debt including current portion	24,911	24,899
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	119,961	119,976	¥ 120,000
Secured 0.00% loans, due 2019 to 2022
Debt Instrument [Line Items]
Long-term debt including current portion		170,002
Secured 0.00% loans, due 2020 to 2023
Debt Instrument [Line Items]
Long-term debt including current portion	200,003
Capital lease obligation and other, due 2018 to 2047
Debt Instrument [Line Items]
Long-term debt including current portion		52,929
Capital lease obligation and other, due 2019 to 2048
Debt Instrument [Line Items]
Long-term debt including current portion	72,991
Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 10,863	¥ 10,790